Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events

24. SUBSEQUENT EVENTS

Amendment No. 2 to Revolving Credit Facility—In accordance with the terms of the credit agreement dated December 6, 2010, as amended by the Amendment No.1, dated as of March 25, 2012, TransDigm Inc. entered into Amendment No. 2 to the Existing Senior Secured Credit Facility on October 9, 2012. Amendment No. 2 to the Existing Senior Secured Credit Facility provides for a modification to the restricted payment covenant to permit a special dividend in an amount not to exceed $850 million and a modification to the financial covenant ratios in its New Senior Secured Credit Facility.

Amendment No. 2 to Term Loan Credit Facility—In accordance with the terms of the credit agreement, dated as of February 14, 2011, as amended by Amendment No. 1 and Incremental Term Loan Assumption Agreement, dated as of February 15, 2012, TransDigm Inc. entered into Amendment No. 2 and Incremental Term Loan Assumption Agreement to the New Senior Secured Credit Facility (the “Term Loan Credit Facility Amendment”) on October 9, 2012. The Term Loan Credit Facility Amendment provides for an additional term loan facility in the aggregate principal amount of $150 million. The additional term loan facility was fully drawn on October 15, 2012.

The terms and conditions that apply to the additional term loan facility are substantially the same as the terms and conditions that apply to the existing term loans under the New Senior Secured Credit Facility. In addition, the Term Loan Credit Facility Amendment provides for a modification to the incremental term loan facility by excluding the incremental term facility from the calculation of the availability thereunder and a modification to the restricted payment covenant to permit a special dividend in an amount not to exceed $850 million.

Issuance of Senior Subordinated Notes—On October 15, 2012 TransDigm issued $550 million in aggregate principal amount of its 5 1/2% Senior Subordinated Notes due 2020 (the “2020 Notes”) at an issue price of 100% of the principal amount. The 2020 Notes bear interest at the rate of 5 1/2% per annum, which accrues from October 15, 2012 and is payable semiannually in arrears on April 15 and October 15 of each year, commencing on April 15, 2013. The 2020 Notes mature on October 15, 2020, unless earlier redeemed or repurchased, and are subject to the terms and conditions as defined in the indenture governing the 2020 notes.

The 2020 Notes are subordinated to all of TransDigm’s existing and future senior debt, rank equally with all of its existing and future senior subordinated debt and rank senior to all of its future debt that is expressly subordinated to the 2020 Notes. The 2020 Notes are guaranteed on a senior subordinated unsecured basis by TD Group and its wholly-owned domestic subsidiaries named in the indenture. The guarantees of the 2020 Notes are subordinated to all of the guarantors’ existing and future senior debt, rank equally with all of their existing and future senior subordinated debt and rank senior to all of their future debt that is expressly subordinated to the guarantees of the 2020 Notes. The 2020 Notes are structurally subordinated to all of the liabilities of TD Group’s non-guarantor subsidiaries.

Special Cash Dividend—On October 15, 2012 the Company’s board of directors authorized and declared a special cash dividend of $12.85 on each outstanding share of common stock and cash dividend equivalent payments under certain of its stock option plans. The special cash dividend amounting to approximately $663.5 million was paid in November 2012 and Dividend Equivalent Payments amounting to approximately $36.0 million will be paid prior to December 31, 2012.

Agreement to Acquire Goodrich Pump & Engine Control Systems— On October 25, 2012, the Company entered into a definitive agreement with Goodrich Corporation, a subsidiary of United Technologies Corporation, to acquire the assets of the Goodrich Pump & Engine Control Systems business (“GPECS”) for approximately $236 million in cash. The acquisition, which is subject to approval by the U.S. Department of Justice and the European Commission, is expected to close late in the current calendar year or early in 2013. GPECS manufactures proprietary, highly engineered aerospace fuel systems for the business jet, helicopter, military and commercial marketplace.

On December 6, 2012, TransDigm Inc. and Goodrich Corporation mutually agreed to terminate the asset purchase agreement dated October 26, 2012.